Non-Recourse Property Debt and Credit Agreement (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled principal amortization and maturity payments
Amortization, 2013	$ 86,570
Amortization, 2014	89,438
Amortization, 2015	90,486
Amortization, 2016	87,698
Amortization, 2017	81,529
Maturities, 2013	182,029
Maturities, 2014	235,975
Maturities, 2015	183,111
Maturities, 2016	429,593
Maturities, 2017	446,900
Total Amortization and Maturities, 2013	268,599
Total Amortization and Maturities, 2014	325,413
Total Amortization and Maturities, 2015	273,597
Total Amortization and Maturities, 2016	517,291
Total Amortization and Maturities, 2017	528,429
Total Amortization and Maturities, Thereafter	2,775,118
Principal outstanding	$ 4,688,447	$ 4,772,774